PORTFOLIO OF INVESTMENTS – as of April 30, 2021 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks – 57.9% of Net Assets
	Aerospace & Defense – 1.0%
17	Axon Enterprise, Inc.(a)	$2,577
118	Boeing Co. (The)(a)	27,648
44	General Dynamics Corp.	8,370
3	L3Harris Technologies, Inc.	628
25	Moog, Inc., Class A	2,164
50	Raytheon Technologies Corp.	4,162

		45,549

	Air Freight & Logistics – 0.6%
196	Expeditors International of Washington, Inc.	21,533
28	United Parcel Service, Inc., Class B	5,708

		27,241

	Airlines – 0.2%
11	Alaska Air Group, Inc.(a)	761
56	Delta Air Lines, Inc.(a)	2,627
252	JetBlue Airways Corp.(a)	5,131

		8,519

	Auto Components – 0.2%
6	Aptiv PLC(a)	863
15	BorgWarner, Inc.	729
166	Dana, Inc.	4,200
22	Visteon Corp.(a)	2,680

		8,472

	Automobiles – 0.4%
277	General Motors Co.(a)	15,850
24	Thor Industries, Inc.	3,398

		19,248

	Banks – 3.1%
65	Ameris Bancorp	3,516
115	BancorpSouth Bank	3,403
566	Bank of America Corp.	22,940
280	Citigroup, Inc.	19,947
88	Citizens Financial Group, Inc.	4,073
9	Comerica, Inc.	677
57	Cullen/Frost Bankers, Inc.	6,844
34	Fifth Third Bancorp	1,378
202	Fulton Financial Corp.	3,444
51	Huntington Bancshares, Inc.	781
100	International Bancshares Corp.	4,739
129	KeyCorp	2,807
23	M&T Bank Corp.	3,627
145	People’s United Financial, Inc.	2,629
56	PNC Financial Services Group, Inc. (The)	10,469
147	Regions Financial Corp.	3,205

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
91	TCF Financial Corp.	$4,142
50	Texas Capital Bancshares, Inc.(a)	3,432
162	Truist Financial Corp.	9,608
162	Trustmark Corp.	5,250
74	U.S. Bancorp	4,392
96	Webster Financial Corp.	5,079
282	Wells Fargo & Co.	12,704
42	Wintrust Financial Corp.	3,238

		142,324

	Beverages – 1.6%
139	Coca-Cola Co. (The)	7,503
60	Constellation Brands, Inc., Class A	14,419
458	Keurig Dr Pepper, Inc.	16,419
310	Monster Beverage Corp.(a)	30,086
51	PepsiCo, Inc.	7,352

		75,779

	Biotechnology – 1.2%
31	AbbVie, Inc.	3,457
33	Amgen, Inc.	7,908
10	Biogen, Inc.(a)	2,673
85	BioMarin Pharmaceutical, Inc.(a)	6,623
23	Gilead Sciences, Inc.	1,460
15	Ligand Pharmaceuticals, Inc.(a)	2,188
63	Regeneron Pharmaceuticals, Inc.(a)	30,322

		54,631

	Building Products – 0.3%
20	Carrier Global Corp.	871
18	Johnson Controls International PLC	1,122
17	Lennox International, Inc.	5,701
49	Owens Corning	4,744
32	Trex Co., Inc.(a)	3,456

		15,894

	Capital Markets – 3.8%
8	Ameriprise Financial, Inc.	2,067
444	Bank of New York Mellon Corp. (The)	22,147
7	BlackRock, Inc.	5,735
280	Charles Schwab Corp. (The)	19,712
13	CME Group, Inc.	2,626
43	FactSet Research Systems, Inc.	14,458
36	Franklin Resources, Inc.	1,080
45	Goldman Sachs Group, Inc. (The)	15,680
23	Intercontinental Exchange, Inc.	2,707
17	Invesco Ltd.	459
84	Janus Henderson Group PLC	2,889
133	KKR & Co., Inc.	7,525
20	Moody’s Corp.	6,534
18	Morgan Stanley	1,486

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
21	MSCI, Inc.	$10,201
85	Northern Trust Corp.	9,673
28	S&P Global, Inc.	10,931
166	SEI Investments Co.	10,199
287	State Street Corp.	24,094
5	T. Rowe Price Group, Inc.	896
20	Virtus Investment Partners, Inc.	5,469

		176,568

	Chemicals – 0.7%
6	Air Products & Chemicals, Inc.	1,731
19	DuPont de Nemours, Inc.	1,465
7	Ecolab, Inc.	1,569
45	HB Fuller Co.	3,007
32	Innospec, Inc.	3,117
36	Linde PLC	10,290
38	Minerals Technologies, Inc.	2,969
5	PPG Industries, Inc.	856
9	Sherwin-Williams Co. (The)	2,465
22	Stepan Co.	2,875

		30,344

	Commercial Services & Supplies – 0.2%
35	Healthcare Services Group, Inc.	1,048
23	MSA Safety, Inc.	3,697
7	Republic Services, Inc.	744
33	Tetra Tech, Inc.	4,212
11	Waste Management, Inc.	1,518

		11,219

	Communications Equipment – 0.6%
23	Arista Networks, Inc.(a)	7,249
55	Ciena Corp.(a)	2,776
308	Cisco Systems, Inc.	15,680
5	F5 Networks, Inc.(a)	934
30	Lumentum Holdings, Inc.(a)	2,551

		29,190

	Construction & Engineering – 0.2%
105	AECOM(a)	6,975

	Consumer Finance – 1.6%
544	Ally Financial, Inc.	27,989
113	American Express Co.	17,328
169	Capital One Financial Corp.	25,194
26	Green Dot Corp., Class A(a)	1,190
23	PROG Holdings, Inc.	1,172

		72,873

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.2%
40	Ball Corp.	$3,746
32	International Paper Co.	1,856
164	O-I Glass, Inc.(a)	2,704

		8,306

	Distributors – 0.1%
26	Genuine Parts Co.	3,249

	Diversified Telecommunication Services – 0.3%
124	AT&T, Inc.	3,895
681	Lumen Technologies, Inc.	8,737

		12,632

	Electric Utilities – 0.7%
86	American Electric Power Co., Inc.	7,629
127	Edison International	7,550
21	Eversource Energy	1,811
31	IDACORP, Inc.	3,177
122	NextEra Energy, Inc.	9,456
33	PPL Corp.	961

		30,584

	Electrical Equipment – 0.5%
12	Acuity Brands, Inc.	2,227
206	Ballard Power Systems, Inc.(a)	4,505
28	Eaton Corp. PLC	4,002
21	Hubbell, Inc.	4,032
19	Rockwell Automation, Inc.	5,021
35	Sunrun, Inc.(a)	1,715

		21,502

	Electronic Equipment, Instruments & Components – 0.8%
12	Amphenol Corp., Class A	808
59	Avnet, Inc.	2,591
58	Cognex Corp.	4,995
13	Coherent, Inc.(a)	3,380
19	Corning, Inc.	840
80	Itron, Inc.(a)	7,195
12	Littelfuse, Inc.	3,183
11	Rogers Corp.(a)	2,154
83	TE Connectivity Ltd.	11,161
106	Vishay Intertechnology, Inc.	2,605

		38,912

	Energy Equipment & Services – 0.4%
428	Archrock, Inc.	3,997
73	Baker Hughes Co.	1,466
45	NOV, Inc.(a)	673
398	Schlumberger NV	10,766

		16,902

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.3%
21	Activision Blizzard, Inc.	$1,915
52	Cinemark Holdings, Inc.(a)	1,102
44	Electronic Arts, Inc.	6,252
28	Netflix, Inc.(a)	14,377
188	Walt Disney Co. (The)(a)	34,972

		58,618

	Food & Staples Retailing – 0.2%
46	BJ’s Wholesale Club Holdings, Inc.(a)	2,055
2	Costco Wholesale Corp.	744
48	Kroger Co. (The)	1,754
142	SpartanNash Co.	2,751
10	Sysco Corp.	847
41	Walgreens Boots Alliance, Inc.	2,177

		10,328

	Food Products – 0.4%
46	Campbell Soup Co.	2,196
19	Conagra Brands, Inc.	705
54	Darling Ingredients, Inc.(a)	3,750
34	General Mills, Inc.	2,069
61	Hain Celestial Group, Inc. (The)(a)	2,502
46	Hormel Foods Corp.	2,125
31	Ingredion, Inc.	2,896
10	J.M. Smucker Co. (The)	1,310
14	Kellogg Co.	874
8	McCormick & Co., Inc.	723

		19,150

	Gas Utilities – 0.2%
63	New Jersey Resources Corp.	2,643
35	ONE Gas, Inc.	2,816
61	South Jersey Industries, Inc.	1,510
74	UGI Corp.	3,235

		10,204

	Health Care Equipment & Supplies – 1.0%
32	Abbott Laboratories	3,843
7	Baxter International, Inc.	600
5	Becton Dickinson & Co.	1,244
24	Boston Scientific Corp.(a)	1,046
5	Cooper Cos., Inc. (The)	2,055
11	Danaher Corp.	2,793
8	DENTSPLY SIRONA, Inc.	540
32	Edwards Lifesciences Corp.(a)	3,057
33	Globus Medical, Inc., Class A(a)	2,368
15	Haemonetics Corp.(a)	1,009
30	Hill-Rom Holdings, Inc.	3,307
17	Hologic, Inc.(a)	1,114
11	Intuitive Surgical, Inc.(a)	9,515
24	Medtronic PLC	3,142
66	Meridian Bioscience, Inc.(a)	1,292

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
25	Merit Medical Systems, Inc.(a)	$1,590
16	Penumbra, Inc.(a)	4,896
9	Quidel Corp.(a)	943
3	STERIS PLC	633
6	Stryker Corp.	1,576

		46,563

	Health Care Providers & Services – 2.0%
11	Amedisys, Inc.(a)	2,968
15	Anthem, Inc.	5,691
88	Centene Corp.(a)	5,433
8	Chemed Corp.	3,813
19	Cigna Corp.	4,731
125	CVS Health Corp.	9,550
30	Encompass Health Corp.	2,546
98	HCA Healthcare, Inc.	19,704
21	Henry Schein, Inc.(a)	1,522
41	Humana, Inc.	18,255
16	Laboratory Corp. of America Holdings(a)	4,254
120	MEDNAX, Inc.(a)	3,158
49	Patterson Cos., Inc.	1,575
24	Quest Diagnostics, Inc.	3,165
17	UnitedHealth Group, Inc.	6,780

		93,145

	Health Care Technology – 0.3%
119	Allscripts Healthcare Solutions, Inc.(a)	1,852
151	Cerner Corp.	11,332

		13,184

	Hotels, Restaurants & Leisure – 2.3%
9	Booking Holdings, Inc.(a)	22,195
3	Chipotle Mexican Grill, Inc.(a)	4,476
29	Dine Brands Global, Inc.(a)	2,803
5	Expedia Group, Inc.(a)	881
104	Hilton Worldwide Holdings, Inc.(a)	13,385
35	Jack in the Box, Inc.	4,223
350	MGM Resorts International	14,252
11	Royal Caribbean Cruises Ltd.(a)	956
41	Shake Shack, Inc., Class A(a)	4,459
159	Starbucks Corp.	18,204
118	Wendy’s Co. (The)	2,663
170	Yum China Holdings, Inc.	10,696
56	Yum! Brands, Inc.	6,693

		105,886

	Household Durables – 0.4%
91	KB Home	4,389
71	Meritage Homes Corp.(a)	7,554
8	Mohawk Industries, Inc.(a)	1,644
124	Taylor Morrison Home Corp.(a)	3,870

		17,457

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – 0.5%
4	Clorox Co. (The)	$730
148	Colgate-Palmolive Co.	11,943
77	Kimberly-Clark Corp.	10,266

		22,939

	Independent Power & Renewable Electricity Producers – 0.4%
56	AES Corp. (The)	1,558
62	Boralex, Inc., Class A	2,049
101	NextEra Energy Partners LP	7,530
42	Ormat Technologies, Inc.	3,041
63	Sunnova Energy International, Inc.(a)	2,225

		16,403

	Industrial Conglomerates – 0.4%
17	Carlisle Cos., Inc.	3,258
972	General Electric Co.	12,753
6	Honeywell International, Inc.	1,338

		17,349

	Insurance – 1.7%
14	Aflac, Inc.	752
26	Allstate Corp. (The)	3,297
293	American International Group, Inc.	14,196
47	Chubb Ltd.	8,065
54	First American Financial Corp.	3,483
21	Hanover Insurance Group, Inc. (The)	2,904
79	Hartford Financial Services Group, Inc. (The)	5,211
12	Lincoln National Corp.	770
29	Marsh & McLennan Cos., Inc.	3,935
182	MetLife, Inc.	11,581
40	Prudential Financial, Inc.	4,014
144	Reinsurance Group of America, Inc.	18,796
21	Travelers Cos., Inc. (The)	3,248

		80,252

	Interactive Media & Services – 3.1%
17	Alphabet, Inc., Class A(a)	40,010
19	Alphabet, Inc., Class C(a)	45,792
180	Facebook, Inc., Class A(a)	58,514

		144,316

	Internet & Direct Marketing Retail – 2.2%
125	Alibaba Group Holding Ltd., Sponsored ADR(a)	28,869
13	Amazon.com, Inc.(a)	45,076
371	eBay, Inc.	20,698
5	Etsy, Inc.(a)	994
405	Qurate Retail, Inc., Class A	4,820

		100,457

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 3.1%
37	Accenture PLC, Class A	$10,729
65	Akamai Technologies, Inc.(a)	7,065
94	Automatic Data Processing, Inc.	17,577
35	Cognizant Technology Solutions Corp., Class A	2,814
386	DXC Technology Co.(a)	12,703
107	Fiserv, Inc.(a)	12,853
68	Gartner, Inc.(a)	13,320
55	MasterCard, Inc., Class A	21,013
16	Paychex, Inc.	1,560
9	VeriSign, Inc.(a)	1,969
176	Visa, Inc., Class A	41,107
16	WEX, Inc.(a)	3,283

		145,993

	Leisure Products – 0.0%
72	Callaway Golf Co.	2,084

	Life Sciences Tools & Services – 0.8%
14	Agilent Technologies, Inc.	1,871
11	Bio-Techne Corp.	4,703
40	Illumina, Inc.(a)	15,714
65	NeoGenomics, Inc.(a)	3,184
30	Repligen Corp.(a)	6,351
8	Thermo Fisher Scientific, Inc.	3,762
6	Waters Corp.(a)	1,799

		37,384

	Machinery – 2.3%
38	AGCO Corp.	5,545
104	Caterpillar, Inc.	23,723
22	Chart Industries, Inc.(a)	3,534
40	Cummins, Inc.	10,082
104	Deere & Co.	38,568
9	Illinois Tool Works, Inc.	2,074
51	ITT, Inc.	4,810
67	Kennametal, Inc.	2,691
40	Oshkosh Corp.	4,977
12	Parker-Hannifin Corp.	3,766
12	Proto Labs, Inc.(a)	1,345
52	Terex Corp.	2,443
46	Toro Co. (The)	5,272

		108,830

	Media – 1.4%
3	Cable One, Inc.	5,370
28	Charter Communications, Inc., Class A(a)	18,857
472	Comcast Corp., Class A	26,503

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
68	Discovery, Inc., Series A(a)	$2,561
21	Discovery, Inc., Series C(a)	678
48	Fox Corp., Class A	1,796
33	Interpublic Group of Cos., Inc. (The)	1,048
56	New York Times Co. (The), Class A	2,543
41	News Corp., Class A	1,074
56	Omnicom Group, Inc.	4,606

		65,036

	Metals & Mining – 0.3%
166	Cleveland-Cliffs, Inc.(a)	2,965
95	Commercial Metals Co.	2,776
10	Nucor Corp.	823
39	Reliance Steel & Aluminum Co.	6,252
26	Royal Gold, Inc.	2,908

		15,724

	Multi-Utilities – 0.2%
47	Consolidated Edison, Inc.	3,638
21	DTE Energy Co.	2,941
22	Sempra Energy	3,027
14	WEC Energy Group, Inc.	1,360

		10,966

	Multiline Retail – 0.2%
236	Macy’s, Inc.(a)	3,913
27	Target Corp.	5,596

		9,509

	Oil, Gas & Consumable Fuels – 1.3%
584	APA Corp.	11,680
109	ConocoPhillips	5,574
47	Devon Energy Corp.	1,099
105	Diamondback Energy, Inc.	8,582
247	EOG Resources, Inc.	18,189
98	EQT Corp.(a)	1,872
126	Kinder Morgan, Inc.	2,148
255	Marathon Oil Corp.	2,871
50	ONEOK, Inc.	2,617
260	Southwestern Energy Co.(a)	1,110
36	Valero Energy Corp.	2,663
50	World Fuel Services Corp.	1,546

		59,951

	Paper & Forest Products – 0.1%
69	Louisiana-Pacific Corp.	4,546

	Personal Products – 0.0%
2	Estee Lauder Cos., Inc. (The), Class A	628

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 1.3%
42	Bristol-Myers Squibb Co	$2,622
14	Eli Lilly & Co.	2,559
22	Jazz Pharmaceuticals PLC(a)	3,617
144	Merck & Co., Inc.	10,728
188	Novartis AG, Sponsored ADR	16,025
70	Novo Nordisk A/S, Sponsored ADR	5,176
19	Perrigo Co. PLC	791
104	Pfizer, Inc.	4,020
327	Roche Holding AG, Sponsored ADR	13,312
4	Zoetis, Inc.	692

		59,542

	Professional Services – 0.3%
41	Exponent, Inc.	3,949
5	IHS Markit Ltd.	538
16	Insperity, Inc.	1,401
43	Korn Ferry	2,919
25	ManpowerGroup, Inc.	3,022
27	Nielsen Holdings PLC	693

		12,522

	Real Estate Management & Development – 0.2%
81	CBRE Group, Inc., Class A(a)	6,901
21	Jones Lang LaSalle, Inc.(a)	3,946

		10,847

	REITs - Apartments – 0.2%
75	American Campus Communities, Inc.	3,391
51	Camden Property Trust	6,144
21	Equity Residential	1,559

		11,094

	REITs - Diversified – 0.3%
28	American Tower Corp.	7,134
6	Crown Castle International Corp.	1,134
37	CyrusOne, Inc.	2,695
43	Weyerhaeuser Co.	1,667

		12,630

	REITs - Health Care – 0.0%
24	Ventas, Inc.	1,331
8	Welltower, Inc.	600

		1,931

	REITs - Hotels – 0.1%
54	Host Hotels & Resorts, Inc.(a)	981
216	Park Hotels & Resorts, Inc.(a)	4,819

		5,800

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Mortgage – 0.1%
107	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$5,607

	REITs - Office Property – 0.3%
3	Boston Properties, Inc.	328
115	Corporate Office Properties Trust	3,225
125	Douglas Emmett, Inc.	4,192
170	Easterly Government Properties, Inc.	3,643
56	Kilroy Realty Corp.	3,838

		15,226

	REITs - Shopping Centers – 0.2%
309	Brixmor Property Group, Inc.	6,903

	REITs - Storage – 0.0%
13	Iron Mountain, Inc.	521

	REITs - Warehouse/Industrials – 0.1%
47	ProLogis, Inc.	5,477

	Road & Rail – 0.3%
18	CSX Corp.	1,813
23	Norfolk Southern Corp.	6,423
33	Ryder System, Inc.	2,635
16	Union Pacific Corp.	3,553

		14,424

	Semiconductors & Semiconductor Equipment – 2.7%
29	Advanced Micro Devices, Inc.(a)	2,367
15	Analog Devices, Inc.	2,297
21	Applied Materials, Inc.	2,787
43	Cirrus Logic, Inc.(a)	3,200
76	Cree, Inc.(a)	7,556
26	Enphase Energy, Inc.(a)	3,620
96	First Solar, Inc.(a)	7,347
57	Ichor Holdings Ltd.(a)	3,179
106	Intel Corp.	6,098
5	Lam Research Corp.	3,102
23	Micron Technology, Inc.(a)	1,980
78	NVIDIA Corp.	46,830
4	NXP Semiconductors NV	770
130	QUALCOMM, Inc.	18,044
33	Silicon Laboratories, Inc.(a)	4,651
43	Texas Instruments, Inc.	7,762
18	Universal Display Corp.	4,026
5	Xilinx, Inc.	640

		126,256

	Software – 4.0%
21	Adobe, Inc.(a)	10,675
20	ANSYS, Inc.(a)	7,313
109	Autodesk, Inc.(a)	31,818
26	Blackbaud, Inc.(a)	1,849
32	Bottomline Technologies, Inc.(a)	1,554
8	Citrix Systems, Inc.	991
12	Fair Isaac Corp.(a)	6,257

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
131	Microsoft Corp.	$33,036
19	NortonLifeLock, Inc.	411
424	Oracle Corp.	32,135
21	Paylocity Holding Corp.(a)	4,058
30	PTC, Inc.(a)	3,928
23	Qualys, Inc.(a)	2,331
98	salesforce.com, Inc.(a)	22,571
35	SPS Commerce, Inc.(a)	3,586
98	Workday, Inc., Class A(a)	24,206

		186,719

	Specialty Retail – 1.1%
77	American Eagle Outfitters, Inc.	2,662
28	Asbury Automotive Group, Inc.(a)	5,561
3	AutoZone, Inc.(a)	4,392
18	Best Buy Co., Inc.	2,093
14	Five Below, Inc.(a)	2,818
10	GameStop Corp., Class A(a)	1,736
34	Gap, Inc. (The)	1,125
48	Home Depot, Inc. (The)	15,536
17	Lithia Motors, Inc., Class A	6,535
9	Lowe’s Cos., Inc.	1,766
22	Monro, Inc.	1,553
9	TJX Cos., Inc. (The)	639
5	Ulta Beauty, Inc.(a)	1,647
28	Williams-Sonoma, Inc.	4,781

		52,844

	Technology Hardware, Storage & Peripherals – 0.7%
705	Hewlett Packard Enterprise Co.	11,294
436	HP, Inc.	14,872
73	NCR Corp.(a)	3,340
13	Seagate Technology PLC	1,207

		30,713

	Textiles, Apparel & Luxury Goods – 0.6%
17	Deckers Outdoor Corp.(a)	5,749
599	Under Armour, Inc., Class A(a)	14,562
45	VF Corp.	3,945
67	Wolverine World Wide, Inc.	2,795

		27,051

	Thrifts & Mortgage Finance – 0.1%
94	Mr. Cooper Group, Inc.(a)	3,241
250	New York Community Bancorp, Inc.	2,990

		6,231

	Trading Companies & Distributors – 0.0%
22	GATX Corp.	2,150

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.3%
26	American Water Works Co., Inc.	$4,056
165	Essential Utilities, Inc.	7,776

		11,832

	Wireless Telecommunication Services – 0.2%
48	Shenandoah Telecommunications Co.	2,269
49	T-Mobile US, Inc.(a)	6,474

		8,743

	Total Common Stocks (Identified Cost $2,079,688)	2,688,878

Principal Amount
Bonds and Notes – 3.6%
	Automotive – 0.1%
$ 2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,237

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,144
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,011
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,176
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,286
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,193
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,135
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,052
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,306
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,129
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,118
2,000	Truist Bank, 3.200%, 4/01/2024	2,148
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,147
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,104

		27,949

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,061
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	939

		3,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Construction Machinery – 0.0%
$ 2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	$2,014

	Electric – 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,164
2,000	Entergy Corp., 0.900%, 9/15/2025	1,964
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	1,978
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,168

		8,274

	Food & Beverage – 0.1%
2,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	2,009
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,216
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,065

		6,290

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,858

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,258
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,358

		3,616

	Healthcare – 0.1%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,138
2,000	McKesson Corp., 3.950%, 2/16/2028	2,255

		3,393

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	2,036

	Integrated Energy – 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,179
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,153
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,445

		5,777

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Midstream – 0.1%
$ 2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	$2,162

	Mortgage Related – 0.4%
5,907	FNMA, 2.500%, 2/01/2051	6,135
6,073	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	6,376
3,867	FNMA, 3.500%, with various maturities in 2049(b)	4,111
1,763	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	1,894
1,049	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	1,143

		19,659

	Natural Gas – 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	1,977

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,186
3,000	Johnson & Johnson, 1.300%, 9/01/2030	2,840

		5,026

	Property & Casualty Insurance – 0.1%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,137

	Railroads – 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,123

	REITs - Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,063

	Restaurants – 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	1,983

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,065
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,278
2,000	Oracle Corp., 2.950%, 5/15/2025	2,136
2,000	QUALCOMM, Inc., 1.650%, 5/20/2032	1,867

		7,346

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – 1.2%
$3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	$3,126
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,464
4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	4,554
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,581
4,000	U.S. Treasury Bond, 3.000%, 2/15/2049	4,597
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,371
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,339
10,000	U.S. Treasury Note, 0.375%, 11/30/2025	9,828
3,000	U.S. Treasury Note, 1.125%, 9/30/2021	3,014
3,000	U.S. Treasury Note, 1.250%, 3/31/2028	2,991
8,000	U.S. Treasury Note, 1.625%, 8/31/2022	8,162
8,000	U.S. Treasury Note, 2.125%, 12/31/2022	8,264

		56,291

	Wireless – 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,347

	Total Bonds and Notes (Identified Cost $170,027)	168,558

Shares
Exchange-Traded Funds – 9.3%
5,551	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $369,091)	433,478

Affiliated Mutual Funds – 26.0%
6,991	Mirova Global Green Bond Fund, Class N	73,480
32,017	Mirova International Sustainable Equity Fund, Class N	459,438
12,055	WCM Focused Emerging Markets Fund, Institutional Class	241,827
16,616	WCM Focused International Growth Fund, Institutional Class	435,006

	Total Affiliated Mutual Funds (Identified Cost $1,073,557)	1,209,751

Principal Amount	Description	Value (†)
Short-Term Investments – 4.3%
$197,359	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2021 at 0.000% to be repurchased at $197,359 on 5/03/2021 collateralized by $201,900 U.S. Treasury Note, 0.125% due 4/30/2023 valued at $201,727 including accrued interest(c) (Identified Cost $197,359)	$197,359

	Total Investments – 101.1% (Identified Cost $3,889,722)	4,698,024
	Other assets less liabilities – (1.1)%	(52,100)

	Net Assets – 100.0%	$4,645,924

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$60,961	$14,616	$687	$9	$(1,419)	$73,480	$370
Mirova International Sustainable Equity Fund, Class N	372,937	70,661	5,657	2,011	19,486	459,438	4,741
WCM Focused Emerging Markets Fund, Institutional Class	196,838	48,875	4,471	721	(136)	241,827	—
WCM Focused International Growth Fund, Institutional Class	354,813	66,689	11,947	1,909	23,542	435,006	—

	$985,549	$200,841	$22,762	$4,650	$41,473	$1,209,751	$5,111

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,688,878	$—	$—	$2,688,878
Bonds and Notes*	—	168,558	—	168,558
Exchange-Traded Funds	433,478	—	—	433,478
Affiliated Mutual Funds	1,209,751	—	—	1,209,751
Short-Term Investments	—	197,359	—	197,359

Total	$4,332,107	$365,917	$—	$4,698,024

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2021 (Unaudited)

Equity	91.6%
Fixed Income	5.2
Short-Term Investments	4.3

Total Investments	101.1
Other assets less liabilities	(1.1)

Net Assets	100.0%